Finance income and charges (Tables)	6 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Schedule of finance income and charges

	Six months ended 31 December 2021	Six months ended 31 December 2020
	£ million	£ million
Interest income	61	58
Fair value gain on financial instruments	58	56
Total interest income	119	114
Interest charge on bank loans, bonds and overdrafts	(181)	(203)
Interest charge on leases	(5)	(7)
Fair value loss on financial instruments	(59)	(55)
Interest charge on other borrowings	(36)	(35)
Total interest charges	(281)	(300)
Net interest charges	(162)	(186)

Net finance income in respect of post employment plans in surplus	10	9
Hyperinflation adjustment in respect of Venezuela (a)	1	2
Change in financial liability (Level 3)	—	2
Total other finance income	11	13
Net finance charge in respect of post employment plans in deficit	(5)	(7)
Foreign exchange revaluation of monetary items in respect of Lebanon (a)	(2)	(8)
Unwinding of discounts	(6)	(8)
Interest charge in respect of direct and indirect tax	(8)	(2)
Change in financial liability (Level 3)	(7)	—
Other finance charges	(1)	(2)
Total other finance charges	(29)	(27)
Net other finance charges	(18)	(14)

Schedule of the contribution of the Group's Venezuelan operations
The following table presents the contribution of the group’s Venezuelan operations to the consolidated income statement, cash flow statement and net assets for the six months ended 31 December 2021 and 31 December 2020 and with the amounts that would have resulted if the official DICOM exchange rate had been applied:

	Six months ended 31 December 2021		Six months ended 31 December 2020
	At estimated exchange rate	At DICOM exchange rate	At estimated exchange rate(i)	At DICOM exchange rate(i)
	593 VES/£	6 VES/£	64 VES/£	2 VES/£
	£ million	£ million	£ million	£ million
Net sales	—	8	—	4
Operating profit	—	2	—	11
Other finance income - hyperinflation adjustment	1	120	2	100
Net cash (outflow)/inflow from operating activities	—	(3)	—	9
Net assets	37	3,501	39	1,656
(i)    Prior year rates have been restated to reflect the Central Bank of Venezuela's decision to cut six zeros from the bolivar currency from 1 October 2021.